Income Taxes (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Line Items]
Effective tax rate			(114.71%)	79.98%	49.03%
Statutory income tax rate	0.00%
Net operating loss carryforwards			$ 150,076,377
Valuation allowance			34,628,089	$ 21,043,136
Valuation allowance			13,584,953
Provision for foreign withholding taxes			317,352,026
Deferred tax liability foreign subsidiaries			56,227,659
Unrecognized tax benefits			648,840
Accrued penalties			21,148	45,229
Unrecognized tax benefits interest			36,253	16,348
Unrecognized tax benefits penalties			113,290	92,142
Unrecognized tax benefits interest expense			69,559	$ 57,957
Cayman Island [Member]
Income Taxes [Line Items]
Statutory income tax rate
United States [Member]
Income Taxes [Line Items]
Provision for foreign withholding taxes			161,440,229
Deferred tax liability foreign subsidiaries			48,432,069
Mainland China [Member]
Income Taxes [Line Items]
Net operating loss carryforwards			1,260,186
Provision for foreign withholding taxes			155,911,797
Deferred tax liability foreign subsidiaries			7,795,590
Cayman Islands Tax Information Authority [Member]
Income Taxes [Line Items]
Effective tax rate	(718.17%)	(20.44%)
Tax Year 2027 and 2034 [Member]
Income Taxes [Line Items]
Net operating loss carryforwards			11,581,596
Indefinite Expiration Term [Member]
Income Taxes [Line Items]
Net operating loss carryforwards			$ 1,766,145